UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6024

THE INDONESIA FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to March 31, 2006

Item 1:   Schedule of Investments

The Indonesia Fund, Inc.

Schedule of Investments - March 31, 2006 (unaudited)

Description	No. of Shares	Value
EQUITY-97.95%
Indonesia-92.27%
Automotive-7.33%
PT Astra International Tbk	3,681,461	$4,554,114

Banks-21.30%
PT Bank Central Asia Tbk	10,112,500	4,647,850
PT Bank Danamon Indonesia Tbk	2,113,000	1,118,094
PT Bank Internasional Indonesia Tbk	31,119,000	549,637
PT Bank Mandiri	14,641,000	2,722,620
PT Bank Pan Indonesia Tbk	6,601,000	364,290
PT Bank Rakyat Indonesia	8,975,000	3,830,907
		13,233,398
Building & Construction - Miscellaneous-0.51%
PT Adhi Karya Tbk†	3,438,000	318,451

Building Products-2.08%
PT Indocement Tunggal Prakarsa Tbk†	2,603,000	1,292,299

Coal Mining & Steel-4.42%
PT Bumi Resources Tbk	27,487,000	2,745,976

Food & Kindred Products-0.46%
PT Indofood Sukses Makmur Tbk	2,911,000	283,845

Gas - Distribution-8.24%
PT Perusahaan Gas Negara	4,646,500	5,119,633

Machinery-Construction & Mining-4.02%
PT United Tractors Tbk	5,044,200	2,494,570

Medical-Drugs-2.68%
PT Kalbe Farma Tbk	9,690,800	1,452,350
PT Tempo Scan Pacific Tbk	291,500	215,093
		1,667,443
Oil Exploration & Production-6.44%
PT Energi Mega Persada Tbk†	17,624,275	1,715,915
PT Medco Energi Internasional Tbk	5,008,000	2,284,230
		4,000,145
Real Estate Operations/Development-2.14%
PT Summarecon Agung Tbk	11,674,000	1,331,394

Retail-Computer Equipment-0.31%
PT Multipolar Corporation Tbk†	11,493,500	189,724

Retail-Major Department Stores-3.70%
PT Matahari Putra Prima Tbk	11,668,000	1,323,423
PT Mitra Adiperkasa Tbk	4,821,000	595,862
PT Ramayana Lestari Sentosa Tbk	4,306,000	377,356
		2,296,641
Rubber-Tires-1.34%
PT Gajah Tunggal Tbk†	11,659,000	832,684

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Soap & Cleaning Preparation-1.26%
PT Unilever Indonesia Tbk	1,678,000	785,075

Telecommunications-24.82%
PT Indosat Tbk	3,197,000	1,806,262
PT Telekomunikasi Indonesia	17,938,560	13,616,696
		15,422,958
Tobacco-1.22%
PT Gudang Garam Tbk	654,500	755,890

Total Indonesia
(Cost $31,360,621)		57,324,240

Hong Kong-0.85%
Apparel Manufacturers-0.85%
Ports Design Ltd.	362,000	531,087
(Cost $123,796)

Singapore-2.22%
Engineering/R&D Services-2.22%
SembCorp Industries Ltd.	638,520	1,379,557
(Cost $840,797)

Thailand-2.61%
Banks-1.01%
Krung Thai Bank Public Company Ltd.	2,320,000	626,302

Building - Heavy Construction-0.94%
Italian-Thai Development Public Company Ltd.	1,810,000	323,422
Sino Thai Engineering & Construction Public Company Ltd.	1,055,000	257,681
		581,103
Building-Residential/Commercial-0.66%
Land and Houses Public Company Ltd.	1,973,000	412,116

Total Thailand
(Cost $1,896,875)		1,619,521

TOTAL EQUITY
(Cost $34,222,089)		60,854,405

SHORT-TERM INVESTMENTS-2.41%
	Principal Amount (000’s)
Grand Cayman-2.41%
Bank of America, overnight deposit, 3.90%, 04/03/06
(Cost $1,497,927)¥	$1,497	1,497,927

Total Investments-100.36%
(Cost $35,720,016)		62,352,332

Liabilities in Excess of Cash and Other Assets-(0.36)%		(225,574)

NET ASSETS-100.00%		$62,126,758

†                       Security is non-income producing.

¥                      Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.

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Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.

Federal Income Tax Cost - At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $36,410,773, $26,424,291, $(482,732) and $25,941,559, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

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Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INDONESIA FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2006